OPERATING EXPENSES - Schedule of general and administrative expenses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
OPERATING EXPENSES
Total	$ 5,668,357	$ 3,390,391	$ 9,040,589	$ 6,053,503	[1]	$ 3,234,773	[1]
Personnel expenses
OPERATING EXPENSES
Total	3,483,562	2,343,861	5,876,014	3,154,926		1,951,917
Consulting & legal expense
OPERATING EXPENSES
Total	1,140,305	294,691	1,334,304	1,466,165		416,836
Depreciation and amortization expense
OPERATING EXPENSES
Total	388,302	337,729	640,590	269,341		310,585
Office expenses
OPERATING EXPENSES
Total	153,029	119,601	301,422	169,816		238,243
Transportation expense
OPERATING EXPENSES
Total	95,688	72,816	161,727	137,632		150,652
Travelling expense
OPERATING EXPENSES
Total	38,212	32,065	148,672	21,647		41,161
Non-income-based taxes
OPERATING EXPENSES
Total	19,033	12,791	37,820	446,764		44,189
Other
OPERATING EXPENSES
Total	259,546	109,823	317,731	165,194		45,336
Software expense
OPERATING EXPENSES
Total			134,423	102,518		30,444
Communication expense
OPERATING EXPENSES
Total	$ 90,680	$ 67,014	$ 87,886	$ 119,500		$ 5,410

[1]	See restatement of financial statements in note 2.4 for further details.